Defined benefit pension schemes - Background (Details)	6 Months Ended
Jun. 30, 2018 item
Smaller UK defined benefit schemes
Defined benefit pension schemes
Number of plans	2
Other schemes | Taiwan
Defined benefit pension schemes
Number of plans	2